As filed with the Securities and Exchange Commission on or about
                                                                October 21, 2005
                                          Registration No. 33-17463 and 811-5344
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                                  -------------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. ___

                         Post-Effective Amendment No. 47                     |X|

                                     and/or

                             REGISTRATION STATEMENT
                    Under the Investment Company Act of 1940

                                Amendment No. 48                             |X|

                               WILLIAM BLAIR FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              222 WEST ADAMS STREET
                             CHICAGO, ILLINOIS 60606
          (Address of Principal Executive Offices, including Zip Code)

       Registrant's Telephone Number, Including Area Code: (312) 364-8000

         (Name and Address of                            Copy to:
          Agent for Service)

             MARCO HANIG                             CATHY G. O'KELLY
         WILLIAM BLAIR FUNDS             VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
        222 WEST ADAMS STREET                    222 NORTH LASALLE STREET
       CHICAGO, ILLINOIS 60606                   CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective (check appropriate box)

|_|      immediately upon filing pursuant to paragraph (b); or
|X|      on October 26, 2005 pursuant to paragraph (b); or
|_|      60 days after filing pursuant to paragraph (a)(1); or
|_|      on (date) pursuant to paragraph (a)(1); or
|_| 75 days after filing pursuant to paragraph (a)(2); or on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 46 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 46 to the Registrant's Registration Statement filed on August 8, 2005.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 21st day of October, 2005.

                                                   WILLIAM BLAIR FUNDS


                                                   By:/s/ MARCO HANIG
                                                      --------------------------
                                                      Marco Hanig, President


         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacity indicated and on the 21st day of October, 2005.

SIGNATURE                                       TITLE
---------                                       -----

/s/ THEODORE A. BOSLER*                         Trustee
----------------------------------------
Theodore A. Bosler

/s/ CONRAD FISCHER*                             Trustee (Chairman of the Board)
----------------------------------------
Conrad Fischer

/s/ ANN P. MCDERMOTT*                           Trustee
----------------------------------------
Ann P. McDermott

/s/ DONALD J. REAVES*                           Trustee
----------------------------------------
Donald J. Reaves

/s/ JOHN B. SCHWEMM*                            Trustee
----------------------------------------
John B. Schwemm

/s/ DONALD L. SEELEY*                           Trustee
----------------------------------------
Donald L. Seeley

/s/ MICHELLE R. SEITZ*                          Trustee
----------------------------------------
Michelle R. Seitz

/s/ ROBERT E. WOOD II*                          Trustee
----------------------------------------
Robert E. Wood II

/s/ MARCO HANIG                                 President (Principal
----------------------------------------        Executive Officer)
Marco Hanig

/s/ TERENCE M. SULLIVAN                         Treasurer (Principal
----------------------------------------        Financial Officer, Principal
Terence M. Sullivan                             Accounting Officer)

By:  /s/ MARCO HANIG
   -------------------------------------
     Marco Hanig, Attorney-in-Fact

         *Marco Hanig signs this document pursuant to powers of attorney previously filed.